DUE FROM RELATED PARTY (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
DUE FROM RELATED PARTY [Abstract]
Trademark acquired, purchase price	$ 22,500
Due from related party	$ 36,969	$ 15,491